Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 3,508,681	$ 17,607	$ 60,899
Accounts Receivable	162,195	100,746	176,844
Prepaid expense	611,492	163,492	48,640
Inventory	643,495	685,854	681,709
Inventory deposits	647,147		141,164
Total Current Assets	5,573,010	967,699	1,109,256
Property and Equipment, net		900	5,266
OTHER ASSETS:
Lease Deposit			6,841
Investment
Total Other Assets			6,841
TOTAL ASSETS	5,573,010	968,599	1,121,363
CURRENT LIABILITIES:
Accounts payable and accrued expense	114,259	1,032,264	540,168
Accrued Interest	67,919	203,972	603,471
Loan – Officer - Related party		10,373	4,526
Loan – Working Capital	606,234	3,879,428	4,672,096
Loans - Nonrelated parties	8,662	12,939	15,649
Total Current Liabilities	797,074	5,138,976	5,835,910
Convertible Debenture -Related party			297,890
TOTAL LIABILITIES	797,074	5,138,976	6,133,800
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value
Common stock, $0.001 par value; 600,000,000 shares authorized; 4,741,321 and 1,597,370 and 910,100 issued and outstanding, respectively at March 31, 2022 and December 31, 2021 and December 31, 2020	4,741	1,597	910
Additional paid in capital	34,368,914	22,797,306	15,857,366
Accumulated deficit	(29,597,894)	(26,969,657)	(20,870,713)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	4,775,936	(4,170,377)	(5,012,437)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	5,573,010	968,599	1,121,363
Preferred Class A [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	100	100
Preferred Class B [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	$ 75	$ 277